COMPASS-G
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D
DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

JOHN D. McNEIL, Chairman and Director

DONALD A. STEWART, President and Director

DAVID D. HORN, Senior Vice President and
  General Manager and Director

RICHARD B. BAILEY, Director

A. KEITH BRODKIN, Director

M. COLYER CRUM, Director

JOHN S. LANE, Director

ANGUS A. MacNAUGHTON, Director

MARGARET SEARS MEAD, Assistant Vice President and Secretary

L. BROCK THOMSON, Vice President and
  Treasurer

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

ANNUITY SERVICE MAILING ADDRESS:
Sun Life Annuity Service Center
P.O. Box 1024, Boston, Massachusetts 02103

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
500 Boylston Street, Boston, Massachusetts 02116

LEGAL COUNSEL
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, Massachusetts 02110

ACCOUNT INFORMATION
For account information, call toll free: 1-800-752-7218 anytime from a touch-tone telephone.
To speak with a customer service representative, please call toll free 1-800-752-7215 from 8 a.m. to 6 p.m. Eastern time.

This report is prepared for the general information of contract owners and participants. It is authorized for distribution to prospective purchasers only if preceded or accompanied by an effective prospectus.

                                                                      COG-3-2/97

                                                                       COMPASS G

                                              PROFESSIONALLY MANAGED COMBINATION
                                                    FIXED/VARIABLE GROUP ANNUITY
                                                 FOR QUALIFIED AND NON-QUALIFIED
                                                                RETIREMENT PLANS
                                    --------------------------------------------
                                                ANNUAL REPORT, DECEMBER 31, 1996

                                     [LOGO]

                                                                       ISSUED BY
                                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                                    A WHOLLY OWNED SUBSIDIARY OF
                                            SUN LIFE ASSURANCE COMPANY OF CANADA

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENT OF CONDITION-- December 31, 1996

 ASSETS:
   Investments in mutual funds:                Shares        Cost         Value
                                             ----------  ------------  ------------
     Massachusetts Investors Trust
      ("MIT")*.............................   3,491,149  $ 43,107,876  $ 50,494,997
     Massachusetts Investors Growth Stock
      Fund ("MIG")*........................   1,362,279    14,324,800    13,589,882
     MFS Total Return Fund ("MTR")*........   3,348,198    45,869,232    49,529,426
     MFS Growth Opportunities Fund
      ("MGO")*.............................     331,242     3,955,050     4,294,981
     MFS Bond Fund ("MFB")*................     408,178     5,268,167     5,399,328
     MFS World Governments Fund ("MWG")*...     276,251     3,126,585     3,120,853
     MFS/Sun Life Series Trust:
       Capital Appreciation Series
        ("CAS")............................   1,393,663    39,404,372    49,937,527
       Government Securities Series
        ("GSS")............................   1,844,553    23,281,980    23,734,196
       High Yield Series ("HYS")...........     997,166     8,520,374     9,186,648
       Money Market Series ("MMS").........  13,324,248    13,324,248    13,324,248
                                                         ------------  ------------
                                                         $200,182,684  $222,612,086
                                                         ------------
                                                         ------------
   Receivable from sponsor...........................................         6,387
                                                                       ------------
         Net Assets..................................................  $222,618,473
                                                                       ------------
                                                                       ------------

NET ASSETS:

                                           Applicable to Owners of
                                     Deferred Variable Annuity Contracts  Reserve for
                                     -----------------------------------   Variable
                                       Units    Unit Value     Value       Annuities      Total
                                     ---------  ----------  ------------  -----------  ------------
    MIT-Level  2...................  1,035,562   $  33.9934 $ 35,196,814    $ --       $ 35,196,814
    MIT-Level  3...................    374,426      34.2037   12,743,121      --         12,743,121
    MIT-Level  4...................    101,110      25.2599    2,555,062      --          2,555,062
    MIG-Level  2...................    286,667      29.9956    8,599,144      --          8,599,144
    MIG-Level  3...................    146,881      33.1121    4,862,891      --          4,862,891
    MIG-Level  4...................      7,528      17.0503      127,847      --            127,847
    MTR-Level  2...................  1,220,754      27.9279   34,051,663      --         34,051,663
    MTR-Level  3...................    447,244      25.4349   11,366,061      --         11,366,061
    MTR-Level  4...................    212,123      19.3946    4,111,702      --          4,111,702
    MGO-Level  2...................    128,456      26.5992    3,431,430      --          3,431,430
    MGO-Level  3...................     27,750      28.5276      793,746      --            793,746
    MGO-Level  4...................      3,600      19.0006       69,805      --             69,805
    MFB-Level  2...................    119,172      19.3773    2,337,394      --          2,337,394
    MFB-Level  3...................     74,041      19.5875    1,463,667      --          1,463,667
    MFB-Level  4...................     98,115      16.1767    1,598,267      --          1,598,267
    MWG-Level  2...................     80,812      21.7932    1,761,028      --          1,761,028
    MWG-Level  3...................     70,548      19.2739    1,359,825      --          1,359,825
    CAS-Level  2...................    779,653      35.6224   27,768,302     114,769     27,883,071
    CAS-Level  3...................    408,889      37.8523   15,475,378       8,428     15,483,806
    CAS-Level  4...................    178,569      36.8685    6,578,544      --          6,578,544
    GSS-Level  2...................    496,576      18.7159    9,291,655       3,280      9,294,935
    GSS-Level  3...................    344,849      18.1933    6,274,691       6,152      6,280,843
    GSS-Level  4...................    454,900      17.9254    8,156,775      --          8,156,775
    HYS-Level  2...................    177,021      22.0500    3,903,339       2,832      3,906,171
    HYS-Level  3...................     97,150      20.5150    1,992,773       5,452      1,998,225
    HYS-Level  4...................    163,622      20.0430    3,282,290      --          3,282,290
    MMS-Level  2...................    364,557      15.2586    5,558,058       2,812      5,560,870
    MMS-Level  3...................    281,463      14.1894    3,992,442      --          3,992,442
    MMS-Level  4...................    271,308      13.9044    3,771,034      --          3,771,034
                                                            ------------  -----------  ------------
         Net Assets.......................................  $222,474,748    $143,725   $222,618,473
                                                            ------------  -----------  ------------
                                                            ------------  -----------  ------------

*Investments are made in Class A shares of the Fund.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENTS OF OPERATIONS-- Year Ended December 31, 1996

                                                          MIT          MIG          MTR          MGO          MFB          MWG
                                                      Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                                      -----------  -----------  -----------  -----------  -----------  -----------
INCOME AND EXPENSES:
  Dividend income and capital gain distributions
   received.........................................  $ 4,888,028   $3,231,716  $ 5,480,250  $   463,437  $   398,125   $  84,117
  Mortality and expense risk charges................      567,424     155,284       613,487       55,172       61,780      40,508
                                                      -----------  -----------  -----------  -----------  -----------  -----------
      Net investment income.........................  $ 4,320,604   $3,076,432  $ 4,866,763  $   408,265  $   336,345   $  43,609
                                                      -----------  -----------  -----------  -----------  -----------  -----------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
   transactions:
    Proceeds from sales.............................  $17,971,404   $4,631,793  $18,993,309  $ 1,988,199  $ 2,245,557   $1,561,690
    Cost of investments sold........................   16,649,058   4,819,175    16,205,379    1,732,417    2,325,227   1,793,547
                                                      -----------  -----------  -----------  -----------  -----------  -----------
      Net realized gains (losses)...................  $ 1,322,346   $(187,382)  $ 2,787,930  $   255,782  $   (79,670)  $(231,857)
                                                      -----------  -----------  -----------  -----------  -----------  -----------
  Net unrealized appreciation (depreciation) on
   investments:
    End of year.....................................  $ 7,387,121   $(734,918)  $ 3,660,194  $   339,931  $   131,161   $  (5,732)
    Beginning of year...............................  $ 2,634,262   $(344,804)  $ 5,009,848  $   154,918  $   240,501   $(312,048)
                                                      -----------  -----------  -----------  -----------  -----------  -----------
      Change in unrealized appreciation
       (depreciation)...............................  $ 4,752,859   $(390,114)  $(1,349,654) $   185,013  $  (109,340)  $ 306,316
                                                      -----------  -----------  -----------  -----------  -----------  -----------
    Realized and unrealized gains (losses)..........  $ 6,075,205   $(577,496)  $ 1,438,276  $   440,795  $  (189,010)  $  74,459
                                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE IN NET ASSETS FROM OPERATIONS..............  $10,395,809   $2,498,936  $ 6,305,039  $   849,060  $   147,335   $ 118,068
                                                      -----------  -----------  -----------  -----------  -----------  -----------
                                                      -----------  -----------  -----------  -----------  -----------  -----------


                                                          CAS          GSS          HYS          MMS
                                                      Sub-Account  Sub-Account  Sub-Account  Sub-Account     Total
                                                      -----------  -----------  -----------  -----------  -----------
INCOME AND EXPENSES:
  Dividend income and capital gain distributions
   received.........................................  $ 3,774,764   $1,322,439  $   696,456  $   681,638  $21,020,970
  Mortality and expense risk charges................      541,204     275,808        99,651      160,089    2,570,407
                                                      -----------  -----------  -----------  -----------  -----------
      Net investment income.........................  $ 3,233,560   $1,046,631  $   596,805  $   521,549  $18,450,563
                                                      -----------  -----------  -----------  -----------  -----------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains on investment transactions:
    Proceeds from sales.............................  $ 8,789,948   $9,523,645  $ 2,451,195  $12,526,203  $80,682,943
    Cost of investments sold........................    6,120,020   9,215,772     2,305,565   12,526,203   73,692,363
                                                      -----------  -----------  -----------  -----------  -----------
      Net realized gains............................  $ 2,669,928   $ 307,873   $   145,630  $   --       $ 6,990,580
                                                      -----------  -----------  -----------  -----------  -----------
  Net unrealized appreciation (depreciation) on
   investments:
    End of year.....................................  $10,533,155   $ 452,216   $   666,274  $   --       $22,429,402
    Beginning of year...............................  $ 8,077,466   $1,807,209  $   487,047  $   --       $17,754,399
                                                      -----------  -----------  -----------  -----------  -----------
      Change in unrealized appreciation
       (depreciation)...............................  $ 2,455,689  ($1,354,993) $   179,227  $   --       $ 4,675,003
                                                      -----------  -----------  -----------  -----------  -----------
    Realized and unrealized gains (losses)..........  $ 5,125,617  ($1,047,120) $   324,857  $   --       $11,665,583
                                                      -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...  $ 8,359,177   $    (489)  $   921,662  $   521,549  $30,116,146
                                                      -----------  -----------  -----------  -----------  -----------
                                                      -----------  -----------  -----------  -----------  -----------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENTS OF CHANGES IN NET ASSETS

                                                              MIT                       MIG                       MTR
                                                          Sub-Account               Sub-Account               Sub-Account
                                                    ------------------------  ------------------------  ------------------------
                                                           Year Ended                Year Ended                Year Ended
                                                          December 31,              December 31,              December 31,
                                                    ------------------------  ------------------------  ------------------------
                                                       1996         1995         1996         1995         1996         1995
                                                    -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS:
  Net investment income...........................  $ 4,320,604  $ 3,863,861  $ 3,076,432  $ 1,535,686  $ 4,866,763  $ 4,260,996
  Net realized gains (losses).....................    1,322,346   (1,475,951)    (187,382)    (625,546)   2,787,930    1,319,082
  Net unrealized gains (losses)...................    4,752,859   11,112,577     (390,114)   2,117,924   (1,349,654)   6,436,442
                                                    -----------  -----------  -----------  -----------  -----------  -----------
      Increase in net assets from operations......  $10,395,809  $13,500,487  $ 2,498,936  $ 3,028,064  $ 6,305,039  $12,016,520
                                                    -----------  -----------  -----------  -----------  -----------  -----------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received....................  $ 8,484,377  $ 8,532,635  $ 2,166,246  $ 2,266,231  $ 9,144,366  $10,735,986
    Net transfers between Sub-Accounts and Fixed
     Account......................................      818,874      361,226       44,987     (105,149)  (1,402,954)  (1,537,141)
    Withdrawals, surrenders, annuitizations and
     contract charges.............................  (15,324,516) (15,381,023)  (3,595,513)  (7,865,153) (17,519,924) (20,142,315)
                                                    -----------  -----------  -----------  -----------  -----------  -----------
      Net accumulation activity...................  $(6,021,265) $(6,487,162) $(1,384,280) $(5,704,071) $(9,778,512) $(10,943,470)
                                                    -----------  -----------  -----------  -----------  -----------  -----------
  Annuitization Activity:
    Adjustments to annuity reserve................  $       214  $       (61) $   --       $   --       $       217  $       (46)
                                                    -----------  -----------  -----------  -----------  -----------  -----------
      Net annuitization activity..................  $       214  $       (61) $   --       $   --       $       217  $       (46)
                                                    -----------  -----------  -----------  -----------  -----------  -----------
  Decrease in net assets from participant
   transactions...................................  $(6,021,051) $(6,487,223) $(1,384,280) $(5,704,071) $(9,778,295) $(10,943,516)
                                                    -----------  -----------  -----------  -----------  -----------  -----------
    Increase (decrease) in net assets.............  $ 4,374,758  $ 7,013,264  $ 1,114,656  $(2,676,007) $(3,473,256) $ 1,073,004
NET ASSETS:
  Beginning of year...............................   46,120,239   39,106,975   12,475,226   15,151,233   53,002,682   51,929,678
                                                    -----------  -----------  -----------  -----------  -----------  -----------
  End of year.....................................  $50,494,997  $46,120,239  $13,589,882  $12,475,226  $49,529,426  $53,002,682
                                                    -----------  -----------  -----------  -----------  -----------  -----------
                                                    -----------  -----------  -----------  -----------  -----------  -----------


                                                              MG0                       MFB                       MWG
                                                          Sub-Account               Sub-Account               Sub-Account
                                                    ------------------------  ------------------------  ------------------------
                                                           Year Ended                Year Ended                Year Ended
                                                          December 31,              December 31,              December 31,
                                                    ------------------------  ------------------------  ------------------------
                                                       1996         1995         1996         1995         1996         1995
                                                    -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS:
  Net investment income...........................  $   408,265  $   488,680  $   336,345  $   405,249  $    43,609  $   436,307
  Net realized gains (losses).....................      255,782      212,238      (79,670)    (205,761)    (231,857)    (106,935)
  Net unrealized gains (losses)...................      185,013      618,444     (109,340)     974,227      306,316      374,972
                                                    -----------  -----------  -----------  -----------  -----------  -----------
      Increase in net assets from operations......  $   849,060  $ 1,319,362  $   147,335  $ 1,173,715  $   118,068  $   704,344
                                                    -----------  -----------  -----------  -----------  -----------  -----------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received....................  $   757,184  $   738,132  $   822,947  $ 1,080,197  $   490,349  $   734,888
    Net transfers between Sub-Accounts and Fixed
     Account......................................          361       65,501     (213,342)    (246,836)    (178,620)    (164,387)
    Withdrawals, surrenders, annuitizations and
     contract charges.............................   (1,699,049)  (2,349,180)  (1,301,908)  (2,353,371)  (1,256,945)  (3,698,312)
                                                    -----------  -----------  -----------  -----------  -----------  -----------
      Net accumulation activity...................  $  (941,504) $(1,545,547) $  (692,303) $(1,520,010) $  (945,216) $(3,127,811)
                                                    -----------  -----------  -----------  -----------  -----------  -----------
  Decrease in net assets from participant
   transactions...................................  $  (941,504) $(1,545,547) $  (692,303) $(1,520,010) $  (945,216) $(3,127,811)
                                                    -----------  -----------  -----------  -----------  -----------  -----------
    Decrease in net assets........................  $   (92,444) $  (226,185) $  (544,968) $  (346,295) $  (827,148) $(2,423,467)
NET ASSETS:
  Beginning of year...............................    4,387,425    4,613,610    5,944,296    6,290,591    3,948,001    6,371,468
                                                    -----------  -----------  -----------  -----------  -----------  -----------
  End of year.....................................  $ 4,294,981  $ 4,387,425  $ 5,399,328  $ 5,944,296  $ 3,120,853  $ 3,948,001
                                                    -----------  -----------  -----------  -----------  -----------  -----------
                                                    -----------  -----------  -----------  -----------  -----------  -----------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

                                   CAS                           GSS                           HYS                    MMS
                               Sub-Account                   Sub-Account                   Sub-Account            Sub-Account
                       ----------------------------  ----------------------------  ----------------------------  -------------
                                Year Ended                    Year Ended                    Year Ended            Year Ended
                               December 31,                  December 31,                  December 31,          December 31,
                       ----------------------------  ----------------------------  ----------------------------  -------------
                           1996           1995           1996           1995           1996           1995           1996
                       -------------  -------------  -------------  -------------  -------------  -------------  -------------
 OPERATIONS:
   Net investment
    income...........   $  3,233,560   $    407,201   $  1,046,631   $  1,300,824    $   596,805   $    468,761   $    521,549
   Net realized
    gains............      2,669,928      1,675,496        307,873        227,500        145,630        135,977       --
   Net unrealized
    gains (losses)...      2,455,689      7,854,551     (1,354,993)     2,540,568        179,227        598,575       --
                       -------------  -------------  -------------  -------------  -------------  -------------  -------------
       Increase
        (decrease) in
        net assets
        from
        operations...   $  8,359,177   $  9,937,248   $       (489)  $  4,068,892    $   921,662   $  1,203,313   $    521,549
                       -------------  -------------  -------------  -------------  -------------  -------------  -------------
 PARTICIPANT
  TRANSACTIONS:
   Accumulation
    Activity:
     Purchase
      payments
      received.......   $  6,939,855   $  6,689,889   $  3,634,713   $  4,655,684    $ 1,337,369   $  1,495,744   $  2,033,183
     Net transfers
      between
      Sub-Accounts
      and Fixed
      Account........      1,007,214       (596,568)    (2,176,253)    (1,355,901)      (690,101)       826,665      2,860,850
     Withdrawals,
      surrenders,
      annuitizations
      and contract
      charges........     (7,071,186)    (6,314,794)    (5,692,379)    (4,593,776)    (1,364,716)    (1,672,150)    (7,496,733)
                       -------------  -------------  -------------  -------------  -------------  -------------  -------------
       Net
        accumulation
        activity.....   $    875,883   $   (221,473)  $ (4,233,919)  $ (1,293,993)   $  (717,448)  $    650,259   $ (2,602,700)
                       -------------  -------------  -------------  -------------  -------------  -------------  -------------
   Annuitization
    Activity:
    Annuitizations...   $    102,853   $   --         $   --         $   --          $  --         $   --         $   --
     Annuity payments
      and contract
      charges........         (8,376)        (7,119)        (2,033)        (4,220)        (1,716)        (2,442)          (222)
     Adjustments to
      annuity
      reserve........            365          1,782            (82)          (152)           (40)           (49)           (16)
                       -------------  -------------  -------------  -------------  -------------  -------------  -------------
       Net
        annuitization
        activity.....   $     94,842   $     (5,337)  $     (2,115)  $     (4,372)   $    (1,756)  $     (2,491)  $       (238)
                       -------------  -------------  -------------  -------------  -------------  -------------  -------------
   Increase
    (decrease) in net
    assets from
    participant
    transactions.....   $    970,725   $   (226,810)  $ (4,236,034)  $ (1,298,365)   $  (719,204)  $    647,768   $ (2,602,938)
                       -------------  -------------  -------------  -------------  -------------  -------------  -------------
     Increase
      (decrease) in
      net assets.....   $  9,329,902   $  9,710,438   $ (4,236,523)  $  2,770,527    $   202,458   $  1,851,081   $ (2,081,389)
 NET ASSETS:
   Beginning of
    year.............     40,615,519     30,905,081     27,969,076     25,198,549      8,984,228      7,133,147     15,405,735
                       -------------  -------------  -------------  -------------  -------------  -------------  -------------
   End of year.......   $ 49,945,421   $ 40,615,519   $ 23,732,553   $ 27,969,076    $ 9,186,686   $  8,984,228   $ 13,324,346
                       -------------  -------------  -------------  -------------  -------------  -------------  -------------
                       -------------  -------------  -------------  -------------  -------------  -------------  -------------


                                                 Total
                                      ----------------------------

                                               Year Ended
                                              December 31,
                                      ----------------------------
                           1995           1996           1995
                       -------------  -------------  -------------
 OPERATIONS:
   Net investment
    income...........   $    730,611   $ 18,450,563  $  13,898,176
   Net realized
    gains............       --            6,990,580      1,156,100
   Net unrealized
    gains (losses)...       --            4,675,003     32,628,280
                       -------------  -------------  -------------
       Increase
        (decrease) in
        net assets
        from
        operations...   $    730,611   $ 30,116,146  $  47,682,556
                       -------------  -------------  -------------
 PARTICIPANT
  TRANSACTIONS:
   Accumulation
    Activity:
     Purchase
      payments
      received.......   $  2,671,551   $ 35,810,589  $  39,600,937
     Net transfers
      between
      Sub-Accounts
      and Fixed
      Account........       (436,424)        71,016     (3,189,014)
     Withdrawals,
      surrenders,
      annuitizations
      and contract
      charges........     (7,181,160)   (62,322,869)   (71,551,234)
                       -------------  -------------  -------------
       Net
        accumulation
        activity.....   $ (4,946,033)  $(26,441,264) $ (35,139,311)
                       -------------  -------------  -------------
   Annuitization
    Activity:

    Annuitizations...   $   --         $    102,853  $    --
     Annuity payments
      and contract
      charges........           (222)       (12,347)       (14,003)
     Adjustments to
      annuity
      reserve........            (15)           658          1,459
                       -------------  -------------  -------------
       Net
        annuitization
        activity.....   $       (237)  $     91,164  $     (12,544)
                       -------------  -------------  -------------
   Increase
    (decrease) in net
    assets from
    participant
    transactions.....   $ (4,946,270)  $(26,350,100) $ (35,151,855)
                       -------------  -------------  -------------
     Increase
      (decrease) in
      net assets.....   $ (4,215,659)  $  3,766,046  $  12,530,701
 NET ASSETS:
   Beginning of
    year.............     19,621,394    218,852,427    206,321,726
                       -------------  -------------  -------------
   End of year.......   $ 15,405,735   $222,618,473  $ 218,852,427
                       -------------  -------------  -------------
                       -------------  -------------  -------------

                       See notes to financial statements
NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life of Canada (U.S.) Variable Account D (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.), the Sponsor, was established on August 20, 1985 as a funding vehicle for the variable portion of group combination fixed/variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners from among available mutual funds (the "Funds") advised by Massachusetts Financial Services Company (MFS), a wholly-owned subsidiary of the Sponsor.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately; the Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) CONTRACT CHARGES

A mortality and expense risk charge is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. The rate of this deduction varies based on total purchase payments credited to all participants' accounts under a contract as follows:

                                                Mortality
                                               and Expense
  Level             Purchase Payments          Risk Charge
----------  ---------------------------------  ------------
        1   $      up to $250,000                  1.30 %
        2   250,000 to 1,499,999                   1.25 %
        3   1,500,000 to 4,999,999                 1.10 %
        4   5,000,000 and over                     0.95 %

Since 1987 the Sponsor has reduced the Level 1 mortality and expense risk charge to 1.25% and, therefore, has been accounting for all Level 1 units as Level 2 units.

Each year on the account anniversary, an account administration fee is deducted from the participant's account to cover administrative expenses relating to the contract and the participant's account. The amount of the fee varies from $12 to $25 and is based on total purchase payments credited to all participants' accounts under a contract. After the annuity commencement date the account fee is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 6% of the purchase payments made under the contract.

(4) ANNUITY RESERVES

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4%. Required adjustments to the reserve are accomplished by transfers to or from the Sponsor.

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                           Units Transferred        Units Withdrawn,
                   Units Outstanding                      Between Sub-Accounts      Surrendered and         Units Outstanding
                   Beginning of Year    Units Purchased    and Fixed Account           Annuitized              End of Year
                 --------------------- ----------------- ----------------------  ----------------------  ------------------------
                      Year Ended          Year Ended           Year Ended              Year Ended               Year Ended
                     December 31,        December 31,         December 31,            December 31,             December 31,
                 --------------------- ----------------- ----------------------  ----------------------  ------------------------
 Sub-Accounts       1996       1995      1996     1995      1996        1995        1996        1995        1996         1995
 --------------- ---------- ---------- -------- -------- ----------  ----------  ----------  ----------  -----------  -----------
 MIT-Level   2    1,325,017  1,302,429  213,227  304,799   (137,127)      2,239    (365,555)   (284,450)   1,035,562    1,325,017
 MIT-Level   3      317,412    354,395   54,820   45,258    146,277       8,829    (144,083)    (91,070)     374,426      317,412
 MIT-Level   4       59,347    421,137   20,336   24,234     22,513       4,424      (1,086)   (390,448)     101,110       59,347
 MIG-Level  2       382,429    393,686   52,364   77,506    (39,167)     (8,205)   (108,959)    (80,558)     286,667      382,429
 MIG-Level  3       108,010    127,769   23,827   20,579     35,946       8,202     (20,902)    (48,540)     146,881      108,010
 MIG-Level  4         4,837    429,508      696    4,995      2,133      (9,612)       (138)   (420,054)       7,528        4,837
 MTR-Level  2     1,642,626  1,726,666  250,489  355,684   (147,071)    (38,296)   (525,290)   (401,428)   1,220,754    1,642,626
 MTR-Level  3       423,134    756,604   71,193   91,823    116,241     (22,980)   (163,324)   (402,313)     447,244      423,134
 MTR-Level  4       177,310    329,757   56,047   76,222    (16,491)    (16,128)     (4,743)   (212,541)     212,123      177,310
 MGO-Level  2       172,600    201,423   26,515   31,135     (6,753)      1,108     (63,906)    (61,066)     128,456      172,600
 MGO-Level  3        21,847     59,105    3,963    6,878      5,491       2,216      (3,551)    (46,352)      27,750       21,847
 MGO-Level  4         2,467     16,384      684      268        578        (419)       (129)    (13,766)       3,600        2,467
 MFB-Level  2       157,192    173,242   20,762   28,890    (16,500)     (9,159)    (42,282)    (35,781)     119,172      157,192
 MFB-Level  3        78,816    130,119    8,920   16,967     11,059      (7,548)    (24,754)    (60,722)      74,041       78,816
 MFB-Level  4        90,684    111,663   17,356   19,759     (7,565)      3,221      (2,360)    (43,959)      98,115       90,684
 MWG-Level 2        128,962    158,464   11,616   23,878     (8,539)     (7,073)    (51,227)    (46,307)      80,812      128,962
 MWG-Level 3         67,461    101,949   13,383   13,728         28       1,694     (10,324)    (49,910)      70,548       67,461
 MWG-Level 4         --        160,179    --       1,660     --          (4,646)     --        (157,193)     --           --
 CAS-Level  2       834,945    829,460  117,027  155,497    (21,021)    (16,888)   (151,298)   (133,124)     779,653      834,945
 CAS-Level  3       362,964    365,537   62,771   70,611     36,328      (3,819)    (53,174)    (69,365)     408,889      362,964
 CAS-Level  4       143,089    160,474   27,585   24,304     15,496      (5,237)     (7,601)    (36,452)     178,569      143,089
 GSS-Level  2       726,698    746,715   87,437  158,219   (142,794)    (26,368)   (174,765)   (151,868)     496,576      726,698
 GSS-Level  3       309,543    338,634   48,880   37,182    109,394      (6,591)   (122,968)    (59,682)     344,849      309,543
 GSS-Level  4       494,152    519,083   66,642   77,682    (86,710)    (47,652)    (19,184)    (54,961)     454,900      494,152
 HYS-Level  2       213,240    206,627   27,922   36,334    (20,980)     12,587     (43,161)    (42,308)     177,021      213,240
 HYS-Level  3        99,034     80,917    8,703   11,281      5,818      45,065     (16,405)    (38,229)      97,150       99,034
 HYS-Level  4       160,381    145,707   31,305   36,474    (19,915)     (9,026)     (8,149)    (12,774)     163,622      160,381
 MMS-Level 2        530,592    634,761   84,555  132,695    139,608     (21,847)   (390,198)   (215,017)     364,557      530,592
 MMS-Level 3        265,443    417,392   31,809   31,937     88,273     (25,114)   (104,062)   (158,772)     281,463      265,443
 MMS-Level 4        296,406    404,055   23,924   25,520    (34,336)     16,480     (14,686)   (149,649)     271,308      296,406

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life of Canada (U.S.) Variable Account D and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Sun Life of Canada (U.S.) Variable Account D (the "Variable Account") as of December 31, 1996, the related statements of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1996 and 1995. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of December 31, 1996, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 7, 1997

8